OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights - USD ($)							6 Months Ended	12 Months Ended
	Mar. 15, 2017	Dec. 31, 2016	Nov. 18, 2015	Oct. 23, 2015	May 11, 2015	Jan. 09, 2013	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Warrants Outstanding, Shares		9,128,189					11,019,913	9,128,189	7,078,685	5,113,990
Warrants Outstanding, Weighted-Average Exercise Price		$ 1.96					$ 1.87	$ 1.96	$ 2.02	$ 1.71
Warrants Outstanding, Weighted-Average Remaining Contractual Term		2 years 36 days					1 year 292 days	2 years 36 days	3 years	3 years 219 days
Warrants Outstanding, Aggregate Intrinsic Value		$ 494,099					$ 563,097	$ 494,099	$ 497,933	$ 6,041,436
Warrants Vested and expected to vest, Shares		9,128,189					11,019,913	9,128,189
Warrants Vested and expected to vest, Weighted-Average Exercise Price		$ 1.96					$ 1.87	$ 1.96
Warrants Vested and expected to vest, Weighted-Average Remaining Contractual Term							1 year 292 days	2 years 36 days
Warrants Vested and expected to vest, Aggregate Intrinsic Value		$ 494,099					$ 563,097	$ 494,099
Warrants Exercisable, Shares		9,128,189					11,019,913	9,128,189
Warrants Exercisable, Weighted-Average Exercise Price		$ 1.96					$ 1.87	$ 1.96
Warrants Exercisable, Weighted-Average Remaining Contractual Term							1 year 292 days	2 years 36 days
Warrants Exercisable, Aggregate Intrinsic Value		$ 494,099					$ 563,097	$ 494,099
Warrants Granted, Shares	630,000		100,000	33,334	374,641	1,330,627	1,930,296	2,049,504	3,728,479
Warrants Granted, Weighted-Average Exercise Price							$ 1.50	$ 1.74	$ 2.62
Warrants Granted, Weighted-Average Remaining Contractual Term							3 years	2 years 6 months	2 years 109 days
Warrants Exercised, Shares							0	0	(164,184)
Warrants Exercised, Weighted-Average Exercise Price								$ 0	$ 1.58
Warrants Canceled, Shares							38,572	0	(1,599,600)
Warrants Canceled, Weighted-Average Exercise Price							$ 2.10	$ 0	$ 2.50